Basis of Presentation	12 Months Ended
Dec. 31, 2019
Basis Of Presentation
Basis of Presentation
(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

(b)	Approval of consolidated financial statements:

These consolidated financial statements were approved by the Company’s Board of Directors on March 26, 2020.

(c)	Basis of presentation:

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value, as disclosed in Note 5. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(d)	Functional currency and presentation currency:

The functional currency of the Company and its subsidiaries is the Canadian dollar, and accounts denominated in currencies other than the Canadian dollar have been translated as follows:

•	Monetary assets and liabilities at the exchange rate at the consolidated statement of financial position date;

•	Non-monetary assets and liabilities at the historical exchange rates, unless such items are carried at fair value, in which case they are translated at the date when the fair value was determined;

•	Shareholders’ equity items at historical exchange rates; and

•	Revenue and expense items at the rate of exchange on the transaction date.

The Company’s presentation currency is the United States dollar. For presentation purposes, all amounts are translated from the Canadian dollar functional currency to the United States dollar presentation currency for each period. Statement of financial position accounts, with the exception of equity, are translated using the exchange rate at the end of each reporting period, transactions on the statement of comprehensive loss are recorded at the average rate of exchange during the period, and equity accounts are translated using historical actual exchange rates.

Exchange gains and losses arising from translation to the Company’s presentation currency are recorded as cumulative translation adjustment, which is included in accumulated other comprehensive loss.

(e)	Critical accounting estimates and judgements:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates, assumptions and judgements that affect the application of accounting policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements along with the reported amounts of revenues and expenses during the period. Actual results may differ from these estimates and, as such, estimates and judgements and underlying assumptions are reviewed on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas requiring the use of management estimates relate to determining the recoverability of mineral property interests, receivables and long-term investments; valuation of certain marketable securities; the determination of accrued liabilities; accrued site remediation; amount of flow-through obligations; fair value of deferred royalty liability and lease liability; recognition of deferred income tax liability; the variables used in the determination of the fair value of stock options granted and finder’s fees warrants issued or modified; and the recoverability of deferred tax assets. While management believes the estimates are reasonable, actual results could differ from those estimates and could impact future results of operations and cash flows.

The Company applies judgment in assessing the functional currency of each entity consolidated in these consolidated financial statements. The functional currency of the Company and its subsidiaries is determined using the currency of the primary economic environment in which that entity operates.

For right of use assets and lease liability, the Company applies judgement in determining whether the contract contains an identified asset, whether they have the right to control the asset, and the lease term. The lease term is based on considering facts and circumstances, both qualitative and quantitative, that can create an economic incentive to exercise renewal options. Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option.

The Company applies judgment in assessing whether material uncertainties exist that would cast substantial doubt as to whether the Company could continue as a going concern.

At the end of each reporting period, the Company assesses each of its mineral resource properties to determine whether any indication of impairment exists. Judgment is required in determining whether indicators of impairment exist, including factors such as: the period for which the Company has the right to explore; expected renewals of exploration rights; whether substantive expenditures on further exploration and evaluation of resource properties are budgeted or planned; and results of exploration and evaluation activities on the exploration and evaluation assets.

Judgment is applied in determining whether disposal groups or cash generating unit represent a component of the entity, the results of which should be recorded in discontinued operations in the consolidated statements of comprehensive loss and cash flows.

(f)	New accounting standards and recent pronouncements:

The standards listed below include only those which the Company reasonably expects may be applicable to the Company in the current period and at a future date. The impact is not expected to have a material impact on these consolidated financial statements.

The following standards will become effective in future periods:

(i)	IFRS 17 Insurance contracts

This new standard sets out the principles for the recognition, measurement, presentation and disclosure of insurance contracts. The new standard applies to insurance contracts an entity issues and reinsurance contracts it holds.

The main features of the new standard are as follows:

●	An entity divides insurance contracts into groups that it will recognize and measure.

●	Groups of insurance contracts are recognized and measured at:

a risk-adjusted present value of estimated future cash flows (the fulfillment cash flows); and

an amount representing the unearned profit in the group of contracts (the contractual service margin).

●	An entity can choose to apply a simplified measurement approach (the premium allocation approach) when certain criteria are met.

●	The profit from a group of insurance contracts is recognized over the period the entity provides insurance coverage and as it is released from risk. If a group of contracts is or becomes loss-making, the loss is recognized in profit or loss immediately.

●	An entity presents separately insurance revenue and insurance service expenses, and insurance finance income or expenses.

●	An entity discloses qualitative and quantitative information about the amounts recognized in its financial statements from insurance contracts, significant judgments and changes in judgments made in applying IFRS 17, and the nature and extent of the risks that arise from insurance contracts.

The new standard supersedes the requirements in IFRS 4 Insurance Contracts.

The new standard is effective for annual periods beginning on or after January 1, 2021, with earlier application permitted for entities that also apply IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers.

(ii)	IFRIC 23 Uncertainty over Income Tax Treatments

This new Interpretation, issued by the International Accounting Standards Board (IASB) in June 2017, clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments.

The main features of IFRIC 23 are as follows:

●	An entity considers an uncertain tax treatment separately or together with other uncertain tax treatments depending on which approach better predicts the resolution of the uncertainty.

●	Taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates are determined based on whether it is probable that a taxation authority will accept an uncertain tax treatment.

●	An entity reassesses judgments or estimates relating to uncertain tax treatments when facts and circumstances change.

The new standard is effective for annual periods beginning on or after January 1, 2021.

(iii)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures (2011))

The amendments clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

●	requires full recognition in the investor's financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in Business Combinations).

●	requires the partial recognition of gains and losses where the assets do not constitute a business, i.e., a gain or loss is recognized only to the extent of the unrelated investors’ interests in that associate or joint venture.

These requirements apply regardless of the legal form of the transaction, e.g., whether the sale or contribution of assets occurs by an investor transferring shares in a subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves.

The effective date of the amendments to IFRS 10 and IAS 28 issued by the IASB in September 2014 has been deferred indefinitely, with earlier application permitted.

(iv)	The Conceptual Framework for Financial Reporting

The revised Conceptual Framework, issued by the International Accounting Standards Board (IASB) in March 2018, replaces the Conceptual Framework for Financial Reporting (issued by the IASB in September 2010).

The revised Conceptual Framework includes the following:

●	Concepts on measurement, including factors to consider when selecting a measurement basis.

●	Concepts on presentation and disclosure, including when to classify income and expenses in other comprehensive income.

●	Guidance on determining the boundary of a reporting entity.

●	Updated definitions of an asset and a liability.

●	Updated criteria for recognizing assets and liabilities in financial statements, and guidance on when to remove them.

●	Clarification on the roles of stewardship, prudence, measurement uncertainty and substance over form.

The IASB and the IFRS Interpretations Committee began using the revised Conceptual Framework immediately after it was issued. The effective date for stakeholders who develop an accounting policy based on the Conceptual Framework is for annual periods beginning on or after January 1, 2020. Earlier application is permitted.